GOODWILL AND INTANGIBLE ASSETS - Intangible Assets with Definite Lives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets with definite lives
Gross Carrying Amount	$ 19,846	$ 20,869
Accumulated Amortization	(15,551)	(13,744)
Total	$ 4,295	$ 7,125
Weighted-Average Useful Life (Years)	9 years	7 years 2 months 12 days
Patent and technology
Intangible assets with definite lives
Gross Carrying Amount	$ 11,044	$ 10,797
Accumulated Amortization	(6,943)	(5,876)
Total	$ 4,101	$ 4,921
Weighted-Average Useful Life (Years)	9 years 3 months 18 days	8 years 10 months 24 days
Trade names
Intangible assets with definite lives
Gross Carrying Amount	$ 5,114	$ 6,297
Accumulated Amortization	(5,114)	(4,986)
Total		$ 1,311
Weighted-Average Useful Life (Years)		3 years
Other
Intangible assets with definite lives
Gross Carrying Amount	3,688	$ 3,775
Accumulated Amortization	(3,494)	(2,882)
Total	$ 194	$ 893
Weighted-Average Useful Life (Years)	3 years	4 years